Operating Segment and Revenue Information	12 Months Ended
Mar. 31, 2019
Operating Segments [Abstract]
Operating Segment and Revenue Information
Operating Segment and Revenue Information
Takeda comprises a single operating segment and is engaged in the research, development, manufacturing and marketing of pharmaceutical products, over-the-counter ("OTC") medicines and quasi-drug consumer products, and other healthcare products. This is consistent with how the financial information is viewed in allocating resources, measuring performance, and forecasting future periods by the CEO who is Takeda’s Chief Operating Decision Maker.
Takeda’s revenue from contracts with customers is comprised of the following:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Sales of pharmaceutical products	¥1,671,911	¥1,693,838	¥2,026,273
Royalty and service income	60,140	76,693	70,951
Total	¥1,732,051	¥1,770,531	¥2,097,224

Geographic Information
Takeda’s revenue from contracts with customers is based in the following geographic locations:

	JPY (millions) For the Year Ended March 31
	Japan	United States	Europe and Canada	Russia/ CIS	Latin America	Asia	Other	Total
2017	¥655,344	¥520,161	¥279,693	¥57,550	¥72,516	¥112,799	¥33,988	¥1,732,051
2018	580,349	598,341	313,723	68,240	75,658	104,026	30,194	1,770,531
2019	571,016	828,985	405,641	59,741	88,115	105,411	38,315	2,097,224

Other includes the Middle East, Oceania and Africa.
Takeda’s non-current assets are held in the following geographic locations:

	JPY (millions) As of March 31
	Japan	United States	Switzerland	Other	Total
2018	¥413,457	¥1,231,051	¥70,175	¥902,226	¥2,616,909
2019	400,342	6,649,357	1,523,527	1,818,875	10,392,101

Non-current assets exclude financial instruments, deferred tax assets and net defined benefit assets. Goodwill recognized as a result of the Shire acquisition during the year ended March 31, 2019 was allocated to United States, Switzerland and Other.
Information Related to Major Customers
During the year ended March 31, 2017, 2018, and 2019, Medipal Holdings Corporation and its subsidiaries (collectively, “Medipal Group”) represented more than 10% of Takeda’s sales. The sales to the Medipal Group were 265,646 million JPY, 220,249 million JPY, and 225,962 million JPY for the years ended March 31, 2017, 2018 and 2019, respectively.
These customers represented an aggregate 49,565 million JPY and 58,965 million JPY of trade receivables as of March 31, 2018 and 2019, respectively.
Other Revenue Information
Contract Balances

	JPY (millions)
	As of April 1, 2018	As of March 31, 2019
Receivables from contracts with customers
Receivables included in trade and other receivables (net of impairment loss allowance) (Note 17)	¥360,833	¥657,681
Receivables included in assets held for sale (net of impairment loss allowance)	1,277	—
Contract assets
Unbilled receivables	—	4,237
Contract liabilities
Deferred income (Note 24)	4,321	6,819
Advance payments	541	1,101

The revenue recognized during the year ended March 31, 2019 that was included in the contract liability balance as of April 1, 2018 was 781 million JPY. The revenue recognized during the year ended March 31, 2019 from performance obligations satisfied (or partially satisfied) in previous periods was 53,931 million JPY, and primarily relates to royalty income.
Takeda’s contract assets relate to the right to receive consideration where performance was completed based on the contract, and trade receivables are recognized when the right to receive consideration becomes unconditional. The change during the year was mainly due to business combinations.
Takeda’s contract liabilities primarily relate to out-licensing arrangements where Takeda receives cash consideration prior to the completion of its performance obligations under the agreements.
Receivables from contracts with customers primarily increased as a result of the acquisition of Shire, upon which 304,720 million JPY of such receivables were recorded.
Transaction price allocated to the remaining performance obligations

	JPY (millions)
	As of April 1, 2018	Changes during the period	As of March 31, 2019	Duration of the remaining performance obligations
				Within a year	After a year but before 5 years	After 5 years
Contract liabilities	¥4,862	¥3,058	¥7,920	¥4,200	¥1,015	¥2,705